LARGE CAP INTERNATIONAL PORTFOLIO
Large Cap International Portfolio
INVESTMENT OBJECTIVE
The investment objective of the Large Cap International Portfolio is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the Large Cap International Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - (USD $)	LARGE CAP INTERNATIONAL PORTFOLIO Institutional Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	LARGE CAP INTERNATIONAL PORTFOLIO Institutional Class
Management Fee	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.30%

Example

This Example is meant to help you compare the cost of investing in the Large Cap International Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
LARGE CAP INTERNATIONAL PORTFOLIO Institutional Class	31	97	169	381

Portfolio Turnover

The Large Cap International Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Large Cap International Portfolio's performance. During the most recent fiscal year, the Large Cap International Portfolio's portfolio turnover rate was 3% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Large Cap International Portfolio purchases stocks of large non-U.S. companies using an adjusted market capitalization weighted approach in each country or region designated by the Advisor as an approved market for investment. A company's market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Portfolio. However, using an adjusted market capitalization weighted approach the Advisor may adjust market capitalization weights to reflect the market capitalization of a particular company and valuation ratios (ie, book to market value) and modify those weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines to be appropriate, given market conditions. The Advisor will seek to set country weights based on the relative adjusted market capitalizations of eligible large companies within each country.

The Large Cap International Portfolio intends to purchase stocks of large non-U.S. companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the Large Cap International Portfolio will invest at least 80% of its net assets in securities of large cap companies in the particular markets in which the Portfolio invests. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Portfolio invests. As of December 31, 2011, for the Large Cap International Portfolio, the lowest minimum market capitalization of a large company in any country or region in which the Large Cap International Portfolio invests was $1,031 million. This threshold will change due to market conditions.

The Large Cap International Portfolio may gain exposure to companies in an approved market by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The Portfolio also may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Large Cap International Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Large Cap International Portfolio does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Large Cap International Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Large Cap International Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Large Cap International Portfolio may lose money and there may be a delay in recovering the loaned securities. The Large Cap International Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Large Cap International Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Large Cap International Portfolio's performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Large Cap International Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the Large Cap International Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Large Cap International Portfolio Institutional Class Shares Total Returns (%)

January 2002-December 2011
Highest Quarter	Lowest Quarter
25.17 (4/09-6/09)	-20.63 (10/08-12/08)

Periods ending December 31, 2011 Annualized Returns (%)
Average Annual Total Returns - LARGE CAP INTERNATIONAL PORTFOLIO	One Year	Five Years	Ten Years
Institutional Class	(12.28%)	(3.79%)	4.94%
Institutional Class Return After Taxes on Distributions	(12.86%)	(4.35%)	4.44%
Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares	(7.49%)	(3.22%)	4.24%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	(12.21%)	(4.09%)	5.14%